Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments
As of December 31, 2023 (unaudited)

Shares or Principal Amounts	Description	Value
	BANK LOANS – 23.2%
	CANADA – 2.8%
$5,000,000	VetStrategy Canada Holdings, Inc., 6.000% (1-Month Term SOFR + 550 basis points), 11/20/2028(1)(2)	$5,027,075

	FRANCE – 3.3%
6,110,000	Biscuit Holding SASU, 8.136% (6-Month Euribor + 400 basis points), 02/14/2027(1)(3)	6,096,164

	GERMANY – 3.3%
	IFA Holding GmbH TL:
$401,087	4.000%, 03/31/2025(2)(4)(5)	163,926
$401,087	0.000%, 03/31/2029(2)(4)(5)	9,968
1,368,010	IFA Holding GmbH TL2, 7.948%, 03/31/2025(3)(4)(5)	559,111
1,237,723	IFA Holding GmbH TL3, 7.948%, 03/31/2025(3)(4)(5)	505,863
$6,096,631	Leoni Bordnetz-Systeme GmbH, 4.000%, 12/31/2026(2)(4)(5)	4,714,064
		5,952,932
	LUXEMBOURG – 3.2%
1,452,145	Takko Luxembourg TL, 15.000%, 12/09/2026(3)(4)(5)(6)	1,523,846
4,046,226	Takko Luxembourg TL B, 12.500%, 11/09/2026(3)(4)(5)	4,335,402
		5,859,248
	SAUDI ARABIA – 0.4%
	Ahmad Hamad Al Gosaibi & Brothers TL:
$3,047,652	0.000%, 01/01/2050(4)(5)(7)	152,383
3,240,000	0.000%, 01/01/2050(3)(4)(5)(7)	178,946
8,400,000	0.000%, 01/01/2050(3)(4)(5)(7)	463,934
		795,263
	SINGAPORE – 0.4%
532,315	Teide Pte, Ltd. 1L, 10.000%, 08/01/2026(3)(6)	374,849
1,126,138	Teide Pte, Ltd. 2L, 8.000%, 12/31/2026(3)(6)	435,379
		810,228
	SPAIN – 5.4%
2,000,000	Celsa Group, 2.500%, 06/30/2025(2)(3)(6)	2,021,429
$7,700,000	Deoleo SA, 4.000% (3-Month Euribor + 400 basis points), 06/24/2025(1)(2)	7,867,558
		9,888,987
Shares or Principal Amounts	Description	Value
	BANK LOANS (Continued)
	UNITED ARAB EMIRATES – 1.4%
	Gulf Marine Middle East FZE:
$2,318,465	8.747%, 06/09/2025(4)(5)(6)	$2,022,861
$626,817	8.747%, 06/09/2025(4)(5)(6)	546,898
		2,569,759
	UNITED KINGDOM – 3.0%
	Praesidiad, Ltd.:
$586,394	11.958%, 10/04/2024(4)(5)	647,734
$1,633,322	9.641% (3-Month USD Libor + 425 basis points), 10/04/2024(1)	865,661
$6,694,211	7.802% (3-Month Euribor + 400 basis points), 10/04/2024(1)	3,932,932
		5,446,327
	TOTAL BANK LOANS
	(Cost $46,225,088)	42,445,983

	COMMON STOCK – 2.7%
	MARSHALL ISLANDS – 2.7%
82,363	Scorpio Tankers, Inc.	5,007,670

	TOTAL COMMON STOCK
	(Cost $3,554,020)	5,007,670

	CORPORATE DEBT SECURITIES – 7.2%
	BERMUDA – 4.5%
	Borr IHC, Ltd.:
5,870,000	10.000%, 11/15/2028(8)	6,134,150
2,000,000	10.375%, 11/15/2030(8)	2,070,000
		8,204,150
	FRANCE – 2.6%
4,770,000	Iliad Holding SASU, 7.000%, 10/15/2028(8)	4,750,033

	UNITED STATES – 0.1%
138,000	Voyager Aviation Holdings LLC, 8.500%, 05/09/2026(4)(8)(9)	111,090

	TOTAL CORPORATE DEBT SECURITIES
	(Cost $12,342,933)	13,065,273

	INTERNATIONAL DEBT SECURITIES – 36.5%
	BERMUDA – 7.1%
	Floatel International, Ltd.:
3,320,000	11.250%, 03/23/2026(8)	3,452,800
2,066,552	10.000%, 09/24/2026(6)	1,859,897
2,351,155	6.000%, 09/24/2026	1,992,604
452,355	0.000%, 09/24/2026(6)	407,119
4,984,616	Odfjell Rig III, Ltd., 9.250%, 05/31/2028	5,184,001
		12,896,421

Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments (continued)
As of December 31, 2023 (unaudited)

Shares or Principal Amounts	Description	Value
	INTERNATIONAL DEBT SECURITIES (Continued)
	CANADA – 2.2%
4,300,000	International Petroleum Corp., 7.250%, 02/01/2027(8)	$4,029,104

	GERMANY – 4.2%
3,500,000	DEMIRE Deutsche Mittelstand Real Estate AG, 1.875%, 10/15/2024	2,377,669
7,487,000	Tele Columbus AG, 3.875%, 05/02/2025	5,346,675
		7,724,344
	ITALY – 2.9%
5,392,000	Rekeep SpA, 7.250%, 02/01/2026	5,371,934

	LUXEMBOURG – 10.3%
9,076,050	Avation Capital SA, 9.000%, 10/31/2026(6)(8)	7,702,208
5,510,000	Gategroup Finance Luxembourg SA, 3.000%, 02/28/2027	4,549,334
5,470,146	Mangrove Luxco III Sarl, 7.775%, 10/09/2025(6)	5,649,604
15,700,000	Metalcorp Group SA, 8.500%, 06/28/2026	510,384
578,859	Paper Industries Intermediate Financing Sarl, 10.460% (3-Month Euribor + 650 basis points), 09/01/2028(1)(4)(8)	437,997
		18,849,527
	NORWAY – 0.8%
790,035	BOA OCV AS, 2.000%, 12/31/2024(6)(8)	544,546
9,735,698	REM Saltire Holding AS, 7.000%, 12/31/2024(8)	925,091
		1,469,637
	UNITED KINGDOM – 9.0%
2,600,000	Agps Bondco PLC, 6.000%, 08/05/2025	1,061,195
	Frigo Debtco PLC:
1,699,150	11.000%, 04/20/2026(6)(8)	1,595,358
6,793,787	11.000%, 04/20/2028(6)	3,639,663
5,810,000	House of Fraser Funding PLC, 0.000% (3-Month GBP Libor + 575 basis points), 07/17/2024(1)(4)(5)(9)(10)	44,442
5,050,000	KCA Deutag UK Finance PLC, 9.875%, 12/01/2025	5,135,183
5,204,000	Voyage Care BondCo PLC, 5.875%, 02/15/2027	4,894,414
		16,370,255
	TOTAL INTERNATIONAL DEBT SECURITIES
	(Cost $65,384,839)	66,711,222
Shares or Principal Amounts	Description	Value
	INTERNATIONAL EQUITIES – 6.7%
	LUXEMBOURG – 0.0%
423,995	Takko, A Shares(4)(5)	$4
423,995	Takko, B Shares(4)(5)	4
423,995	Takko, C Shares(4)(5)	4
423,995	Takko, D Shares(4)(5)	5
423,995	Takko, E Shares(4)(5)	5
423,995	Takko, F Shares(4)(5)	5
423,995	Takko, G Shares(4)(5)	5
423,995	Takko, H Shares(4)(5)	5
423,995	Takko, I Shares(4)(5)	5
423,995	Takko, J Shares(4)(5)	5
		47
	NORWAY – 3.7%
967,008	DOF Group ASA, Common Shares(10)	5,399,827
5,260,901	Jacktel AS(10)	1,346,864
		6,746,691
	SINGAPORE – 0.1%
24,603,214	Teide, Ltd.(4)(5)	271,768

	UNITED KINGDOM – 2.9%
3,898,528	Gym Group PLC(8)(10)	5,278,221

	TOTAL INTERNATIONAL EQUITIES
	(Cost $9,390,213)	12,296,727

	PRIVATE COMPANIES – 2.8%
	AUSTRALIA – 0.0%
65,000	Quintis Australia Pty, Ltd., Common Shares(4)(5)	-
	Quintis Australia Pty, Ltd., Corporate Debt:
8,538	7.500%, 10/01/2026(4)(5)(6)(8)	2,459
117,000	12.000%, 10/01/2028(4)(5)(6)(8)	-
		2,459
	BERMUDA – 0.0%
436,438	Floatel International, Ltd., Warrants, 03/16/2025(4)(5)(10)	5

	LUXEMBOURG – 0.4%
3,500	Avation PLC, Warrants, 10/31/2026(10)	892
28,205,068	Paper Industries TopCo, Ltd., Common Shares(4)(5)	623,110
		624,002

Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments (continued)
As of December 31, 2023 (unaudited)

Shares or Principal Amounts	Description	Value
	PRIVATE COMPANIES (Continued)
	UNITED KINGDOM – 2.4%
5,956	Frigo Debtco PLC, Common Shares(4)(5)	$131,581
9,570	Frigo Newco 1 Ltd., Common Shares(2)(4)(5)	211,422
59,829	KCA Deutag, Common Shares(2)	4,038,457
		4,381,460
	UNITED STATES – 0.0%
64	Voyager Aviation Holdings LLC, Common Shares(4)(5)	-
384	Voyager Aviation Holdings LLC, Preferred Shares(4)(5)	4
		4
	TOTAL PRIVATE COMPANIES
	(Cost $5,175,038)	5,007,930

	U.S. TREASURY BILLS – 10.3%
	UNITED STATES – 10.3%
18,900,000	United States Treasury Bill, 0.000%, 01/11/2024	18,875,336

	TOTAL U.S. TREASURY BILLS
	(Cost $18,872,378)	18,875,336

	SHORT-TERM INVESTMENTS – 13.4%
	UNITED STATES – 13.4%
24,405,518	BlackRock Liquidity Funds FedFund Portfolio - Institutional Class, 5.258%(11)	24,405,518

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $24,405,518)	24,405,518

	TOTAL INVESTMENTS – 102.8%
	(Cost $185,350,027)	187,815,659
	Liabilities in Excess of Other Assets – (2.8)%	(5,139,870)
	TOTAL NET ASSETS – 100.0%	$182,675,789

(1)	Floating rate security. Rate as of December 31, 2023 is disclosed.
(2)	When-issued security that has not settled as of December 31, 2023. Rate is not in effect at December 31, 2023.
(3)	Principal amount shown in Euro; value shown in U.S. Dollars.
(4)	Fair valued using significant unobservable inputs.
(5)	Restricted investment as to resale.
(6)	Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.
(7)	Investment made through a participation.
(8)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by management. At December 31, 2023, the total value of these securities is $37,033,057, representing 20.3% of net assets.
(9)	Security is in default.
(10)	Non-income producing security.
(11)	The rate is the annualized seven-day yield as of December 31, 2023.

Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments (continued)
As of December 31, 2023 (unaudited)

At December 31, 2023, the BlueBay Destra International Event-Driven Credit Fund had outstanding forward foreign exchange contracts as set forth below:

		Currency	Currency	Contract Amount					Unrealized Appreciation
Settlement Date	Counterparty	Purchased	Sold	Buy		Sell		Value	(Depreciation)
March 14, 2024	BNP Paribas Securities Corp.	U.S. Dollar	Norwegian Krone		$11,350,429	NOK	122,798,153	$12,107,505	$(757,076)
March 14, 2024	Brown Brothers Harriman	Norwegian Krone	U.S. Dollar	NOK	47,750,000		$4,590,857	4,707,997	117,140
March 14, 2024	Brown Brothers Harriman	U.S. Dollar	Euro Currency		$387,492	EUR	351,387	389,146	(1,654)
March 14, 2024	Brown Brothers Harriman	U.S. Dollar	Norwegian Krone		$472,612	NOK	5,164,715	509,224	(36,612)
March 14, 2024	Brown Brothers Harriman	U.S. Dollar	Norwegian Krone		$213,276	NOK	2,229,753	219,846	(6,570)
March 14, 2024	Brown Brothers Harriman	U.S. Dollar	Norwegian Krone		$371,633	NOK	3,766,928	371,407	226
March 14, 2024	Brown Brothers Harriman	U.S. Dollar	Poland Zloty		$196,294	PLN	783,135	198,837	(2,543)
March 14, 2024	Brown Brothers Harriman	U.S. Dollar	Pound Sterling		$305,298	GBP	241,315	307,712	(2,414)
March 14, 2024	Brown Brothers Harriman	U.S. Dollar	Swis Franc		$236,098	CHF	200,000	239,658	(3,560)
March 14, 2024	Morgan Stanley & Co. LLC	Poland Zloty	U.S. Dollar	PLN	3,210,000		$806,723	815,015	8,292
March 14, 2024	Morgan Stanley & Co. LLC	U.S. Dollar	Poland Zloty		$621,345	PLN	2,499,525	634,626	(13,281)
March 14, 2024	Morgan Stanley & Co. LLC	U.S. Dollar	Swis Franc		$4,361,944	CHF	3,777,077	4,526,040	(164,096)
March 14, 2024	NatWest Markets Securities, Inc.	U.S. Dollar	Euro Currency		$49,213,276	EUR	45,458,453	50,343,297	(1,130,021)
March 14, 2024	NatWest Markets Securities, Inc.	U.S. Dollar	Euro Currency		$485,576	EUR	450,000	498,356	(12,780)
March 14, 2024	NatWest Markets Securities, Inc.	U.S. Dollar	Pound Sterling		$10,408,067	GBP	8,265,409	10,539,620	(131,553)
March 14, 2024	State Street	U.S. Dollar	Euro Currency		$235,885	EUR	212,610	235,456	429
March 14, 2024	UBS AG	U.S. Dollar	Euro Currency		$1,734,587	EUR	1,600,000	1,771,932	(37,345)
									$(2,173,418)

At December 31, 2023, the BlueBay Destra International Event-Driven Credit Fund had open swap contracts as set forth below:

Credit Default Swap Contracts:

Underlying Instrument	Counterparty	Pay Rate/ Frequency	Maturity Date	Notional Amount at Value(1)		Premium (Paid) Received	Value	Unrealized Appreciation (Depreciation)
Markit iTraxx Europe Crossover Index Swap(2)	Goldman Sachs & Co.	5.000%/ Quarterly	12/20/2028	EUR	14,440,000	$(296,510)	$(1,297,168)	$(1,000,658)
Next PLC Credit Default Swap(3)	Citigroup, Inc.	1.000%/ Quarterly	6/20/2027	EUR	1,100,000	59,888	(22,741)	(82,629)
								$(1,083,287)

(1)	The maximum potential amount the Fund may pay or receive should a credit event take place as defined under the terms of the contract.
(2)	The underlying issuer is ITRX XOVER CDSI S40 5Y Corp.
(3)	The underlying issuer is NXTLN CDS EUR SR 5Y D14

Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments (continued)
As of December 31, 2023 (unaudited)

Restricted Securities – Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board.

Additional information on each illiquid and restricted investment held by the Fund at December 31, 2023 is as follows:

Security	Acquisition Date	Cost	Value	Percentage of Net Assets
Ahmad Hamad Al Gosaibi & Brothers TL, 0.000%	10/28/2021	$540,958	$152,383	0.08%
Ahmad Hamad Al Gosaibi & Brothers TL, 0.000%	2/11/2022	600,411	178,946	0.10
Ahmad Hamad Al Gosaibi & Brothers TL, 0.000%	9/27/2022	1,454,685	463,934	0.25
Floatel International, Ltd., Warrants	1/13/2021	27,075	5	0.00
Frigo Debtco PLC	10/30/2023	223,356	211,422	0.12
Frigo Debtco PLC, Common Shares	2/21/2023	-	131,581	0.07
Gulf Marine Middle East FZE, 8.747%	3/29/2023	2,021,512	2,022,861	1.11
Gulf Marine Middle East FZE, 8.747%	3/29/2023	546,533	546,898	0.30
House of Fraser Funding PLC, 0.000%	3/27/2019	64,873	44,442	0.02
IFA Holding GmbH TL, 0.000%	8/21/2023	4,367	9,968	0.01
IFA Holding GmbH TL, 4.000%	8/21/2023	126,636	163,926	0.09
IFA Holding GmbH TL2, 7.948%	2/11/2022	740,075	559,111	0.31
IFA Holding GmbH TL3, 7.948%	2/11/2022	671,854	505,863	0.28
Leoni Bordnetz-Systeme GmbH, 4.000%	11/30/2023	4,756,237	4,714,064	2.58
Paper Industries TopCo, Ltd., Common Shares	5/20/2019	620,317	623,110	0.34
Praesidiad, Ltd., 11.958%	11/8/2023	577,602	647,734	0.35
Quintis Australia Pty, Ltd., Common Shares	10/30/2019	-	-	0.00
Quintis Australia Pty, Ltd., Corporate Debt, 7.500%	9/11/2019	7,502	2,459	0.00
Quintis Australia Pty, Ltd., Corporate Debt, 12.000%	9/11/2019	117,000	-	0.00
Takko Luxembourg TL, 15.000%	2/23/2023	1,905,991	1,523,846	0.83
Takko Luxembourg TL B, 12.500%	2/23/2023	5,373,795	4,335,402	2.37
Takko, A Shares	2/23/2023	-	4	0.00
Takko, B Shares	2/23/2023	-	4	0.00
Takko, C Shares	2/23/2023	-	4	0.00
Takko, D Shares	2/23/2023	-	5	0.00
Takko, E Shares	2/23/2023	-	5	0.00
Takko, F Shares	2/23/2023	-	5	0.00
Takko, G Shares	2/23/2023	-	5	0.00
Takko, H Shares	2/23/2023	-	5	0.00
Takko, I Shares	2/23/2023	-	5	0.00
Takko, J Shares	2/23/2023	-	5	0.00
Teide, Ltd.	3/22/2022	-	271,768	0.15
Voyager Aviation Holdings LLC, Common Shares	3/25/2019	-	-	0.00
Voyager Aviation Holdings LLC, Preferred Shares	3/25/2019	49,712	4	0.00
		$20,430,491	$17,109,774	9.37%